10-Q Acquisitions (Tables)	3 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of changes in the contingent consideration account balance
The changes in the Company’s contingent consideration liability as of December 31, 2025 and 2024 were as follows:

	EMMAC(1)	NGC(2)	Total
Total contingent consideration liability, December 31, 2023	$4,724	$—	$4,724
Contingent consideration recognized on acquisition	—	6,352	6,352
Revaluation of contingent consideration	(1,820)	(3,042)	(4,862)
Effect of exchange rate differences	(67)	—	(67)
Total contingent consideration liability, December 31, 2024	2,837	3,310	6,147
Cash payments of contingent consideration	—	(3,236)	(3,236)
Issuance of SVS as settlement of contingent consideration	—	(497)	(497)
Revaluation of contingent consideration	306	335	641
Effect of exchange rate differences	215	—	215
Gain on contingent consideration not paid	—	88	88
Total contingent consideration liability, December 31, 2025	3,358	—	3,358
Less: Contingent consideration liability - current	—	—	—
Contingent consideration liability - net of current	$3,358	$—	$3,358

(1) Contingent on the ability of Curaleaf International Holdings Limited (“Curaleaf International”) to obtain a recreational cannabis license in Europe and is payable in both cash and SVS upon achievement. Payouts, if any, are expected in 2027.

(2) Contingent obligation was tied to NGC achieving certain margin targets during the fiscal year ending December 31, 2024.

Schedule of deferred consideration liability
The changes in the Company’s deferred consideration liability as of December 31, 2025 and 2024 were as follows:

	Tryke(1)	NRPC(3)	Poland(4)	Other(5)	Total
Total deferred consideration liability, December 31, 2023	$41,652	$2,000	$—	$—	$43,652
Deferred consideration recognized on acquisition	—	—	1,218	—	1,218
Interest expense on deferred consideration	5,913	—	—	—	5,913
Effect of exchange rate differences	—	—	82	—	82
Reversal of interest expense on deferred consideration	(11)	—	—	—	(11)
Change in fair value on deferred consideration paid	—	—	(796)	—	(796)
Post-closing purchase price adjustment (2)	(3,740)	—	—	—	(3,740)
Cash payments of deferred consideration	(11,250)	—	—	—	(11,250)
Total deferred consideration liability, December 31, 2024	32,564	2,000	504	—	35,068
Deferred consideration recognized on acquisition	—	—	—	920	920
Interest expense on deferred consideration	2,436	—	—	—	2,436
Effect of exchange rate differences	—	—	17	46	63
Change in fair value on deferred consideration paid	—	—	(46)	—	(46)
Issuance of SVS as settlements of deferred consideration	—	—	(77)	—	(77)
Cash payments of deferred consideration	(35,000)	—	(398)	—	(35,398)
Total deferred consideration liability, December 31, 2025	—	2,000	—	966	2,966
Less: Deferred consideration liability - current	—	(2,000)	—	(966)	(2,966)
Deferred consideration liability - net of current	$—	$—	$—	$—	$—

(1) Related to the second and third anniversary payment due from the Company to the sellers of Tryke of $21.2 million and $25.0 million, respectively, settled in October 2025.
(2) On October 4, 2024, the Company entered into a settlement agreement with the sellers of Tryke Companies, pursuant to which the Company received a $3.7 million post-closing purchase price adjustment that reduced the Company’s second anniversary payment.

(3) Represents amounts withheld in connection with the acquisition of Natural Remedy Patient Center LLC (“NRPC”) as security for indemnification obligations. In January 2026, upon receipt of a final, non-appealable order, the $2.0 million holdback became payable. The Company retained $1.2 million of this amount for potential tax exposure (scheduled for release in August 2026 and August 2027, subject to IRS claims) and deducted legal fees incurred during the litigation as permitted under the purchase agreement. The remaining amount, net of the tax holdback and legal fees, was paid in February 2026.

(4) Related to Curaleaf Poland’s achievement of certain earnings metrics during the fiscal year ending December 31, 2024. On April 14, 2025, the Company settled this obligation through a cash payment of $0.4 million and the issuance of 32,017 SVS.

(5) Incurred in connection with an individually immaterial acquisition consummated during the second quarter of 2025 within the Company's international operations.